Commitments and contingencies - Summary of loan commitments with financial institution (Details) ₩ in Millions		Dec. 31, 2024 KRW (₩) Unit	Dec. 31, 2023 KRW (₩)
Commitments and contingencies [Line Items]
Loan commitments with financial institution		₩ 218,980,794	₩ 212,078,870
Loan commitments [member]
Commitments and contingencies [Line Items]
Number of constructions | Unit		37
Loan commitments with financial institution		₩ 2,052,483
Loan commitments [member] | Temporary loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution		1,242,671
Loan commitments [member] | Limit loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution	[1]	₩ 1,137,587
Failure to meet Completion [Member] | Loan commitments [member]
Commitments and contingencies [Line Items]
Number of constructions | Unit		21
Loan commitments with financial institution		₩ 1,309,186
Failure to meet Completion [Member] | Loan commitments [member] | Temporary loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution		851,901
Failure to meet Completion [Member] | Loan commitments [member] | Limit loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution	[1]	₩ 744,389
Contractors Failure to Meet Completion [Member] | Loan commitments [member]
Commitments and contingencies [Line Items]
Number of constructions | Unit		7
Loan commitments with financial institution		₩ 390,839
Contractors Failure to Meet Completion [Member] | Loan commitments [member] | Temporary loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution		233,500
Contractors Failure to Meet Completion [Member] | Loan commitments [member] | Limit loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution	[1]	₩ 196,899
Contractors Failure To Meet Completion By The Group [Member] | Loan commitments [member]
Commitments and contingencies [Line Items]
Number of constructions | Unit	[2]	9
Loan commitments with financial institution	[2],[3]	₩ 352,458
Contractors Failure To Meet Completion By The Group [Member] | Loan commitments [member] | Temporary loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution	[2],[3]	157,270
Contractors Failure To Meet Completion By The Group [Member] | Loan commitments [member] | Limit loan [Member]
Commitments and contingencies [Line Items]
Loan commitments with financial institution	[2],[3]	₩ 196,299

[1]	Dividends on own shares held by the Group are excluded.
[2]	Land trust projects with completion guarantees that are subject to ongoing litigation have been included.
[3]	The outstanding loan commitment balance including lump-sum payments, limit deductions, and repayments.